Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Right-of-Use Assets and Lease Liabilities [Abstract]
Lease expense	$ 257	$ 168	$ 171